Commitments and Contingencies (Details Narrative)			3 Months Ended	12 Months Ended
	Dec. 05, 2016 USD ($)	Dec. 05, 2016 USD ($)	May 31, 2018 USD ($)	Feb. 28, 2018 USD ($) Number	Feb. 28, 2017 USD ($)
Subscription receivable
Number of operating lease | Number				1
Lease termination				30 days
Gross rent				$ 2,600
Accrued expenses - related parties			542,066	552,976	$ 280,900
Damages			552,976	552,976
Mr. Pomije [Member]
Subscription receivable	$ 260,900	$ 260,900
Accrued expenses - related parties			542,066	552,976
Description of employment agreement	Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable	Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable.
Litigation settlement paid			10,910
April 18, 2018 [Member] | Mr. Pomije [Member]
Attorney's fees and costs			296,488	296,488
Damages			$ 256,488	$ 256,488